Investment of associates - Schedule of Activity Related of Investment (Details) - Polestar Technology - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue From Investments In Associates [Roll Forward]
Beginning balance	$ 0	$ 0
Investment in Polestar Times Technology	29,208	4,900
Elimination of effects of downstream sales	(4,947)	(550)
Recognized share of losses in Polestar Times Technology	(24,261)	(4,350)
Ending balance	0	0
Unrecognized Amounts From Investments With Associates [Roll Forward]
Unrecognized Losses in Polestar Technology	(65,988)	(1,407)
Additional unrecognized effects of downstream sales		(6,386)
Recognized share of losses in Polestar Times Technology	24,261	4,350
Additional unrecognized share of losses in Polestar Technology	(11,126)	(29,231)
Unrecognized Losses in Polestar Technology	$ (52,853)	$ (37,024)